Capitalised Costs Relating to Oil and Gas Production Activities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs	$ 11,235	$ 10,725	$ 21,821
United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs	4,620	4,287	14,976
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs	$ 0	$ 0	$ 10,672